Fair value measurement - Gains and losses (realized and unrealized) included in earnings for level 3 assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Gains (Losses) included in earnings	$ (10,318)	$ (42,115)	$ (27,563)
Liabilitiy - Gains (Losses) included in earnings	0
Changes in unrealized gains (losses) included in earnings relating to assets still held	6,364	(19,300)	(14,169)
Change in unrealized gain loss - fair value liabilities	0
Gain (loss) included in earnings	(10,318)	(42,115)	(27,563)
Mortgage banking activities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Gains (Losses) included in earnings	(10,216)	(42,055)	(27,516)
Changes in unrealized gains (losses) included in earnings relating to assets still held	6,410	(19,327)	(14,190)
Trading gains losses
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Gains (Losses) included in earnings	(102)	(60)	(47)
Changes in unrealized gains (losses) included in earnings relating to assets still held	$ (46)	$ 27	$ 21